Property, Plant and Equipment, net - Narrative (Details) - Property, Plant and Equipment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 47.1	$ 38.6	$ 37.5
Gross cost of property, plant and equipment assets under finance leases	133.3	84.7
Accumulated depreciation of property, plant and equipment assets under finance leases	$ 40.8	$ 26.9